Taxation - Summary Changes in Balances of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	R$ 0
Additions	1,219
Ending balance	47,901	R$ 0
Balance at the beginning of the period	120,691	98,009
Additions		22,682
Write-offs		0
Balance at the end of the period		120,691
BVS acquisition [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	0
Additions	0
Acquisitions	30,626
Write-offs	0
Ending balance	30,626	0
BVS temporary differences [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	0
Additions	3,503
Acquisitions	0
Write-offs	0
Ending balance	3,503	0
Deferred Income Tax Assets [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	0
Additions	3,503
Acquisitions	30,626
Write-offs	0
Ending balance	34,129	0
BVS acquisition [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	0
Additions	1,446
Acquisitions	404,176
Write-offs	0
Ending balance	405,622	0
Outside basis difference on investment in BVS [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	120,691
Additions	12,961
Acquisitions	0
Write-offs	(133,652)
Ending balance	0	120,691
Balance at the beginning of the period	120,691	98,009
Additions		22,682
Write-offs		0
Balance at the end of the period		120,691
Deferred Income Tax Liabilities [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	120,691
Additions	14,407
Acquisitions	404,176
Write-offs	(133,652)
Ending balance	R$ 405,622	R$ 120,691